Financial Instrument Risk Management (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instrument Risk Management [Abstract]
Schedule of contractual maturities financial liabilities
	Within	Between one and	More than
	one year	five years	five years
Accounts payable and accrued liabilities	$1,310,628	$-	$-
Accounts payable - related party	44,447	-	-
Convertible debt - related party	72,930	-	-
Silent partnerships	930,888	894,832	-
Lease liabilities	114,669	375,494	99,654
	$2,473,562	$1,270,326	$99,654